Investing Activities (Details 1) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Amortized Costs	$ 688	$ 1,615
Net gains	2,573	2,310
Fair value	3,261	3,925
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortized Costs	688	1,615
Net gains	2,573	2,310
Fair value	$ 3,261	$ 3,925